UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2027

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Pzena Mid Cap Value Fund
Institutional Class | PZIMX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.90%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$98,987,386
Number of Holdings	39
Net Advisory Fee	$335,902
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Baxter International, Inc.	5.5%
Humana, Inc.	5.4%
Robert Half, Inc.	4.1%
Advance Auto Parts, Inc.	3.6%
Universal Health Services, Inc. - Class B	3.5%
Cognizant Technology Solutions Corp. - Class A	3.3%
Dollar General Corp.	3.2%
Corebridge Financial, Inc.	3.1%
Fresenius Medical Care AG & Co. KGaA - ADR	3.0%
Globe Life, Inc.	3.0%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Pzena Mid Cap Value Fund	PAGE 1	TSR-SAR-00770X659

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you woul d prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 2	TSR-SAR-00770X659

Pzena Mid Cap Value Fund
Investor Class | PZVMX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$67	1.23%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$98,987,386
Number of Holdings	39
Net Advisory Fee	$335,902
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Baxter International, Inc.	5.5%
Humana, Inc.	5.4%
Robert Half, Inc.	4.1%
Advance Auto Parts, Inc.	3.6%
Universal Health Services, Inc. - Class B	3.5%
Cognizant Technology Solutions Corp. - Class A	3.3%
Dollar General Corp.	3.2%
Corebridge Financial, Inc.	3.1%
Fresenius Medical Care AG & Co. KGaA - ADR	3.0%
Globe Life, Inc.	3.0%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/
Pzena Mid Cap Value Fund	PAGE 1	TSR-SAR-00770X667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 2	TSR-SAR-00770X667

Pzena Emerging Markets Value Fund
Institutional Class | PZIEX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.08%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$4,483,866,439
Number of Holdings	67
Net Advisory Fee	$20,864,512
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Samsung Electronics Co., Ltd.	4.5%
Tencent Holdings, Ltd.	2.9%
Cognizant Technology Solutions Corp. - Class A	2.7%
Alibaba Group Holding, Ltd.	2.7%
Pacific Basin Shipping, Ltd.	2.6%
Galaxy Entertainment Group, Ltd.	2.4%
Kaspi.KZ JSC - ADR	2.2%
Hankook Tire & Technology Co., Ltd.	2.2%
First American Government Obligations Fund - Class X	2.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Pzena Emerging Markets Value Fund	PAGE 1	TSR-SAR-00770X675

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-SAR-00770X675

Pzena Emerging Markets Value Fund
Investor Class | PZVEX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.43%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$4,483,866,439
Number of Holdings	67
Net Advisory Fee	$20,864,512
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Samsung Electronics Co., Ltd.	4.5%
Tencent Holdings, Ltd.	2.9%
Cognizant Technology Solutions Corp. - Class A	2.7%
Alibaba Group Holding, Ltd.	2.7%
Pacific Basin Shipping, Ltd.	2.6%
Galaxy Entertainment Group, Ltd.	2.4%
Kaspi.KZ JSC - ADR	2.2%
Hankook Tire & Technology Co., Ltd.	2.2%
First American Government Obligations Fund - Class X	2.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/
Pzena Emerging Markets Value Fund	PAGE 1	TSR-SAR-00770X683

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-SAR-00770X683

Pzena Small Cap Value Fund
Institutional Class | PZISX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.00%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$103,504,953
Number of Holdings	49
Net Advisory Fee	$358,182
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Spectrum Brands Holdings, Inc.	4.0%
Robert Half, Inc.	3.6%
Masterbrand, Inc.	3.4%
ABM Industries, Inc.	3.1%
Teleflex, Inc.	2.9%
Advance Auto Parts, Inc.	2.8%
Old National Bancorp of Indiana	2.8%
WSFS Financial Corp.	2.7%
Adient PLC	2.7%
CNO Financial Group, Inc.	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Pzena Small Cap Value Fund	PAGE 1	TSR-SAR-00770X394

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 2	TSR-SAR-00770X394

Pzena Small Cap Value Fund
Investor Class | PZVSX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$69	1.30%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$103,504,953
Number of Holdings	49
Net Advisory Fee	$358,182
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Spectrum Brands Holdings, Inc.	4.0%
Robert Half, Inc.	3.6%
Masterbrand, Inc.	3.4%
ABM Industries, Inc.	3.1%
Teleflex, Inc.	2.9%
Advance Auto Parts, Inc.	2.8%
Old National Bancorp of Indiana	2.8%
WSFS Financial Corp.	2.7%
Adient PLC	2.7%
CNO Financial Group, Inc.	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/
Pzena Small Cap Value Fund	PAGE 1	TSR-SAR-00770X410

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 2	TSR-SAR-00770X410

Pzena International Small Cap Value Fund
Institutional Class | PZIIX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.03%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$228,199,601
Number of Holdings	44
Net Advisory Fee	$950,549
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Travis Perkins PLC	4.0%
SThree PLC	3.8%
Origin Enterprises PLC	3.7%
Elders, Ltd.	3.3%
B&M European Value Retail PLC	3.1%
Fletcher Building, Ltd.	3.1%
Arkema S.A.	3.1%
Sabre Insurance Group PLC	3.1%
Pennon Group PLC	3.1%
Signify N.V.	3.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Pzena International Small Cap Value Fund	PAGE 1	TSR-SAR-00770X345

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 2	TSR-SAR-00770X345

Pzena International Small Cap Value Fund
Investor Class | PZVIX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$68	1.33%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$228,199,601
Number of Holdings	44
Net Advisory Fee	$950,549
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Travis Perkins PLC	4.0%
SThree PLC	3.8%
Origin Enterprises PLC	3.7%
Elders, Ltd.	3.3%
B&M European Value Retail PLC	3.1%
Fletcher Building, Ltd.	3.1%
Arkema S.A.	3.1%
Sabre Insurance Group PLC	3.1%
Pennon Group PLC	3.1%
Signify N.V.	3.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/
Pzena International Small Cap Value Fund	PAGE 1	TSR-SAR-00770X352

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 2	TSR-SAR-00770X352

Pzena International Value Fund
Institutional Class | PZINX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$39	0.74%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$158,392,728
Number of Holdings	74
Net Advisory Fee	$396,019
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	4.2%
Samsung Electronics Co., Ltd.	2.8%
HSBC Holdings PLC	2.8%
Daimler Truck Holding AG	2.6%
Julius Baer Group, Ltd.	2.5%
ING Groep N.V.	2.5%
Reckitt Benckiser Group PLC	2.4%
Murata Manufacturing Co., Ltd.	2.4%
SAP SE	2.4%
TDK Corp.	2.4%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Pzena International Value Fund	PAGE 1	TSR-SAR-00770X279

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-SAR-00770X279

Pzena International Value Fund
Investor Class | PZVNX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.00%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$158,392,728
Number of Holdings	74
Net Advisory Fee	$396,019
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	4.2%
Samsung Electronics Co., Ltd.	2.8%
HSBC Holdings PLC	2.8%
Daimler Truck Holding AG	2.6%
Julius Baer Group, Ltd.	2.5%
ING Groep N.V.	2.5%
Reckitt Benckiser Group PLC	2.4%
Murata Manufacturing Co., Ltd.	2.4%
SAP SE	2.4%
TDK Corp.	2.4%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/
Pzena International Value Fund	PAGE 1	TSR-SAR-00770X287

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-SAR-00770X287

Pzena U.S. Large Cap Value ETF
PZLV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena U.S. Large Cap Value ETF for the period of March 31, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/etfs/us-large-cap-value-etf-pzlv/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pzena U.S. Large Cap Value ETF	$29	0.60%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$71,706,100
Number of Holdings	39
Net Advisory Fee	$153,896
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	5.4%
Baxter International, Inc.	5.2%
Corebridge Financial, Inc.	4.3%
Dollar General Corp.	3.7%
Lear Corp.	3.6%
Robert Half, Inc.	3.5%
CVS Health Corp.	3.5%
Capital One Financial Corp.	3.2%
Cognizant Technology Solutions Corp. - Class A	3.2%
MetLife, Inc. - Class A	3.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/etfs/us-large-cap-value-etf-pzlv/
Pzena U.S. Large Cap Value ETF	PAGE 1	TSR-SAR-00770X188

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena U.S. Large Cap Value ETF	PAGE 2	TSR-SAR-00770X188

Pzena International Value ETF
PZIV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Pzena International Value ETF for the period of March 31, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/etfs/international-value-etf-pziv/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pzena International Value ETF	$33	0.70%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$16,059,711
Number of Holdings	53
Net Advisory Fee	$29,474
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Publicis Groupe S.A.	3.0%
BASF SE	3.0%
Accenture PLC - Class A	2.9%
SAP SE	2.9%
Michelin SCA	2.9%
Teleperformance SE	2.9%
Shell PLC	2.9%
Sanofi	2.8%
Julius Baer Group, Ltd.	2.8%
Daimler Truck Holding AG	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/etfs/international-value-etf-pziv/
Pzena International Value ETF	PAGE 1	TSR-SAR-00770X196

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value ETF	PAGE 2	TSR-SAR-00770X196

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PZENA FUNDS
Pzena Mid Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena Small Cap Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund
Pzena U.S. Large Cap Value ETF
Pzena International Value ETF
Core Financial Statements
August 31, 2026

Pzena Mid Cap Value Fund
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Basic Materials - 2.5%
Huntsman Corp.	121,097	$1,160,109
Olin Corp.	77,254	1,344,220
		2,504,329
Consumer Discretionary - 18.7%
Advance Auto Parts, Inc.	83,713	3,531,014
Dollar General Corp.	24,915	3,157,976
Lear Corp.	20,555	2,569,170
LKQ Corp.	98,600	2,474,860
Magna International, Inc.	44,392	2,910,784
Newell Brands, Inc.	338,861	2,117,881
PVH Corp.	23,945	1,775,761
		18,537,446
Consumer Staples - 2.9%
Tyson Foods, Inc. - Class A	52,259	2,881,561
Energy - 2.1%
NOV, Inc.	96,228	2,048,694
Financials - 18.4%
CNO Financial Group, Inc.	38,021	2,083,170
Corebridge Financial, Inc.	93,055	3,028,010
Equitable Holdings, Inc.	37,448	1,877,268
Fifth Third Bancorp	42,764	2,299,420
Globe Life, Inc.	17,112	2,954,729
KeyCorp	45,103	974,676
MetLife, Inc.	26,488	2,520,863
Voya Financial, Inc.	24,078	2,439,583
		18,177,719
Health Care - 21.8%
Baxter International, Inc.	207,856	5,404,256
Fresenius Medical Care AG & Co. KGaA - ADR	129,999	2,956,177
Henry Schein, Inc.(a)	22,392	2,010,802
Humana, Inc.	13,957	5,348,741
Solventum Corp.(a)	26,739	2,434,853
Universal Health Services, Inc. - Class B	20,138	3,430,106
		21,584,935
Industrials - 17.4%
Capital One Financial Corp.	11,406	2,446,701
Dow, Inc.	50,295	1,535,003
Genpact, Ltd.	32,567	1,236,895
Global Payments, Inc.	32,271	2,938,275
Oshkosh Corp.	16,038	2,471,616
Robert Half, Inc.	89,626	4,063,643
Sensata Technologies Holding PLC	61,525	2,524,371
		17,216,504

	Shares	Value
Technology - 14.5%
CDW Corp.	15,134	$2,294,012
Cognizant Technology Solutions Corp. - Class A	50,125	3,237,073
Concentrix Corp.	61,674	1,856,387
Skyworks Solutions, Inc.	36,955	2,476,355
SS&C Technologies Holdings, Inc.	24,791	2,056,909
Workday, Inc. - Class A(a)	12,190	2,406,915
		14,327,651
TOTAL COMMON STOCKS (Cost $81,350,226)		97,278,839
SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds – 0.0%(b)
First American Government Obligations Fund - Class X, 3.58%(c)	519	519
TOTAL MONEY MARKET FUNDS (Cost $519)		519
TOTAL INVESTMENTS - 98.3% (Cost $81,350,745)		$97,279,358
Other Assets in Excess of Liabilities - 1.7%		1,708,028
TOTAL NET ASSETS - 100.0%		$98,987,386

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

PZENA EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.8%
Brazil - 8.2%
Ambev S.A.	32,747,200	$95,305,030
B3 S.A. - Brasil Bolsa Balcao	19,961,400	62,794,110
Banco do Brasil S.A.	12,529,200	50,343,612
Natura Cosmeticos S.A.(a)	23,288,700	39,731,761
Petroleo Brasileiro S.A. - Petrobras	6,260,300	60,469,939
Vale S.A.	3,791,100	57,266,532
		365,910,984
China - 21.3%
Alibaba Group Holding, Ltd.	8,219,600	119,753,053
Baidu, Inc. - Class A(a)	3,963,400	48,642,152
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	33,341,145	54,676,729
China Merchants Bank Co., Ltd. - Class A	13,422,895	80,139,668
China Overseas Land & Investment, Ltd.	53,919,118	86,191,345
Haier Smart Home Co., Ltd. - Class H	33,158,000	91,202,531
KE Holdings, Inc. - ADR	2,435,869	41,872,588
Ping An Insurance Group Co. of China, Ltd. - Class H	7,333,500	52,907,070
Shenzhou International Group Holdings, Ltd.	19,746,200	88,422,025
Sunny Optical Technology Group Co., Ltd.	2,340,200	21,227,184
Tencent Holdings, Ltd.	2,272,000	131,303,510
Weichai Power Co., Ltd. - Class H	14,762,000	59,963,651
Zhongsheng Group Holdings, Ltd.	38,496,500	20,970,990
ZTO Express Cayman, Inc. - ADR	1,378,959	29,192,562
ZTO Express Cayman, Inc.	1,437,000	30,652,285
		957,117,343
Hong Kong - 9.4%
Galaxy Entertainment Group, Ltd.	24,386,000	106,274,297
Kunlun Energy Co., Ltd.	55,412,000	54,645,339
Man Wah Holdings, Ltd.	83,635,845	33,130,185
Pacific Basin Shipping, Ltd.	215,367,066	114,711,136
WH Group, Ltd.(b)	76,259,200	72,139,513
Yue Yuen Industrial (Holdings), Ltd.	23,886,500	40,956,383
		421,856,853
Hungary - 3.9%
MOL Hungarian Oil & Gas PLC(a)	3,486,315	56,040,973
OTP Bank PLC	385,316	55,431,613
Richter Gedeon Nyrt	1,475,383	61,600,946
		173,073,532
India - 4.4%
HDFC Bank, Ltd.	9,963,967	74,221,053
REC, Ltd.	11,668,725	39,634,894
UPL, Ltd.	13,834,741	81,723,902
		195,579,849
Indonesia - 1.2%
Bank Rakyat Indonesia Persero Tbk	305,333,400	56,016,571

	Shares	Value
Kazakhstan - 2.2%
Kaspi.KZ JSC - ADR	936,034	$98,414,615
Luxembourg - 1.7%
Globant S.A.(a)	1,923,496	78,305,522
Peru - 1.8%
Credicorp, Ltd.	218,449	80,035,345
Republic of Korea - 15.3%
DB Insurance Co., Ltd.	136,622	18,078,507
Doosan Bobcat, Inc.	1,334,995	60,770,268
Hankook Tire & Technology Co., Ltd.	2,008,572	97,742,872
Hyundai Mobis Co., Ltd.	60,226	19,956,518
KB Financial Group, Inc.	667,350	84,503,694
Kia Corp.	371,451	35,554,641
KT Corp. - ADR	1,573,478	30,966,047
Orion Corp.	648,376	61,587,666
Samsung Electronics Co., Ltd.	1,051,588	199,775,595
Shinhan Financial Group Co., Ltd.	954,930	75,984,128
		684,919,936
Saudi Arabia - 1.9%
Saudi Arabian Oil Co.(b)	12,450,806	86,418,794
Singapore - 1.7%
Wilmar International, Ltd..	25,767,600	77,844,059
Taiwan - 9.0%
Chicony Electronics Co., Ltd.	6,041,000	20,281,398
Compal Electronics, Inc.	41,194,161	52,398,474
Hon Hai Precision Industry Co., Ltd.	6,810,132	53,670,418
Nien Made Enterprise Co., Ltd.	6,310,000	74,394,427
Taiwan Semiconductor Manufacturing Co., Ltd.	2,660,000	201,667,612
		402,412,329
Thailand - 4.1%
Bangkok Bank Public Co., Ltd.	12,076,400	69,559,481
Bangkok Bank Public Co., Ltd. - NVDR	4,268,000	24,583,474
Indorama Ventures PCL - NVDR	62,996,200	46,354,261
SCB X PCL	9,557,100	43,519,967
		184,017,183
Turkey - 1.6%
Akbank T.A.S.	46,749,721	69,601,480
United Kingdom - 0.9%
Wizz Air Holdings PLC(a)	2,827,593	42,183,438
United States - 2.7%
Cognizant Technology Solutions Corp. - Class A	1,857,169	119,935,974
Uruguay - 0.7%
Arcos Dorados Holdings, Inc. - Class A	4,038,520	31,985,078

The accompanying notes are an integral part of these financial statements.

2

PZENA EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Vietnam - 1.8%
Vietnam Dairy Products JSC	33,497,010	$80,040,799
TOTAL COMMON STOCKS (Cost $3,308,182,449)		4,205,669,684
PREFERRED STOCKS - 3.4%
Brazil - 3.4%
Cia Energetica de Minas Gerais, 10.80%	34,527,763	71,100,584
Itau Unibanco Holding S.A., 7.9%	6,876,186	52,445,093
Petroleo Brasileiro S.A. - Petrobras, 7.62%	3,668,400	31,780,929
TOTAL PREFERRED STOCKS (Cost $116,536,590)		155,326,606
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 3.58%(c)	97,390,152	97,390,152
TOTAL MONEY MARKET FUNDS (Cost $97,390,152)		97,390,152
TOTAL INVESTMENTS - 99.4% (Cost $3,522,109,191)		$4,458,386,442
Other Assets in Excess of Liabilities - 0.6%		25,479,997
TOTAL NET ASSETS - 100.0%		$4,483,866,439

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $158,558,307 or 3.5% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

Pzena Small Cap Value Fund
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Basic Materials - 5.2%
Huntsman Corp.	93,851	$899,093
Koppers Holdings, Inc.	45,347	2,080,067
Olin Corp.	70,013	1,218,226
Orion S.A.	195,293	1,218,628
		5,416,014
Consumer Discretionary - 23.4%
Adient PLC(a)	147,918	2,806,004
Advance Auto Parts, Inc.	69,143	2,916,452
Genesco, Inc.(a)	40,058	1,340,741
Haverty Furniture Cos., Inc.	56,037	1,528,129
Helen of Troy, Ltd.(a)	38,972	1,173,057
Hooker Furnishings Corp.	23,915	313,287
LKQ Corp.	40,977	1,028,523
Malibu Boats, Inc. - Class A(a)	67,377	1,816,484
MillerKnoll, Inc.	116,307	2,627,375
Newell Brands, Inc.	394,345	2,464,656
PVH Corp.	33,430	2,479,169
Samsonite Group S.A. - ADR	228,751	1,786,545
Winnebago Industries, Inc.	64,056	1,927,445
		24,207,867
Consumer Staples - 5.3%
Spectrum Brands Holdings, Inc.	47,448	4,095,237
Universal Corp.	16,696	759,668
USANA Health Sciences, Inc.(a)	43,670	622,734
		5,477,639
Energy - 3.6%
DNOW, Inc.(a)	95,477	1,530,497
NOV, Inc.	102,690	2,186,270
		3,716,767
Financials - 17.7%
Associated Banc-Corp.	80,491	2,463,829
Bread Financial Holdings, Inc.	10,263	1,072,176
CNO Financial Group, Inc.	50,694	2,777,524
Columbia Banking System, Inc.	93,014	2,756,935
Globe Life, Inc.	11,965	2,065,997
Old National Bancorp of Indiana	112,265	2,871,739
Univest Financial Corp.	35,293	1,465,365
WSFS Financial Corp.	36,484	2,825,686
		18,299,251
Health Care - 6.6%
Envista Holdings Corp.(a)	43,306	1,175,325
Teleflex, Inc.	21,252	3,018,846
Varex Imaging Corp.(a)	139,412	2,577,728
		6,771,899

	Shares	Value
Industrials - 25.6%
ABM Industries, Inc.	68,470	$3,192,756
ADI Global Distribution, Inc.(a)	30,959	677,062
Aebi Schmidt Holding AG	164,052	2,075,258
Douglas Dynamics, Inc.	49,624	2,038,058
Genpact, Ltd.	67,060	2,546,939
Korn Ferry	31,922	2,730,927
Masterbrand, Inc.(a)	423,352	3,492,654
Resideo Technologies, Inc.(a)	128,799	2,493,549
Robert Half, Inc.	82,062	3,720,691
Sensata Technologies Holding PLC	50,498	2,071,933
TrueBlue, Inc.(a)	142,243	1,492,129
		26,531,956
Real Estate - 2.4%
Marcus & Millichap, Inc.	78,311	2,479,326
Technology - 6.6%
Amdocs, Ltd.	40,163	2,532,679
Concentrix Corp.	72,703	2,188,360
ScanSource, Inc.(a)	37,336	2,131,512
		6,852,551
TOTAL COMMON STOCKS (Cost $88,016,517)		99,753,270
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds – 2.6%
First American Government Obligations Fund - Class X, 3.58%(b)	2,677,386	2,677,386
TOTAL MONEY MARKET FUNDS (Cost $2,677,386)		2,677,386
TOTAL INVESTMENTS - 99.0% (Cost $90,693,903)		$102,430,656
Other Assets in Excess of Liabilities - 1.0%		1,074,297
TOTAL NET ASSETS - 100.0%		$103,504,953

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

Pzena International Small Cap Value Fund
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 5.3%
Elders, Ltd.	1,741,848	$7,514,206
Perenti, Ltd.	2,843,555	4,605,178
		12,119,384
Canada - 4.6%
Linamar Corp.	69,816	4,973,940
Spin Master Corp.(a)	384,016	5,547,098
		10,521,038
Denmark - 2.4%
Solar A/S. - Class B(b)	174,222	5,536,271
Finland - 1.0%
Nokian Renkaat Oyj	120,397	2,301,880
France - 14.0%
Arkema S.A.	100,957	7,047,711
Beneteau SACA	770,640	5,218,640
Manitou BF S.A.	214,239	5,113,845
Nexity S.A.(b)	841,086	6,457,718
Remy Cointreau S.A.	111,112	5,903,293
Teleperformance SE	26,410	2,138,151
		31,879,358
Germany - 5.1%
Duerr AG	270,964	5,816,353
Hornbach Holding AG & Co. KGaA	60,103	5,773,496
		11,589,849
Hong Kong - 4.7%
Pacific Basin Shipping, Ltd.	2,483,603	1,322,843
VTech Holdings, Ltd.	784,516	5,119,379
Yue Yuen Industrial (Holdings), Ltd.	2,531,576	4,340,703
		10,782,925
Ireland - 8.5%
C&C Group PLC	3,181,785	4,125,918
Origin Enterprises PLC	1,570,131	8,407,638
Permanent TSB Group Holdings PLC	2,013,907	6,900,787
		19,434,343
Italy - 2.4%
MARR SpA	764,133	5,476,351
Japan - 6.6%
Fukuoka Financial Group, Inc.	117,837	5,813,292
Sawai Group Holdings Co., Ltd.	500,689	5,008,457
Toyota Boshoku Corp.	291,130	4,154,184
		14,975,933
Jersey - 3.1%
B&M European Value Retail PLC	2,215,411	7,132,446
Luxembourg - 2.2%
Samsonite Group S.A.(a)	3,178,800	4,947,580

	Shares	Value
Netherlands - 5.8%
Ariston Holding N.V.	1,386,288	$6,238,071
Signify N.V.(a)	390,335	6,977,716
		13,215,787
New Zealand - 3.1%
Fletcher Building, Ltd.(b)	3,006,998	7,110,882
Spain - 2.9%
Unicaja Banco S.A.(a)	1,630,774	6,686,605
United Kingdom - 26.5%(c)
Forterra PLC(a)	1,138,145	2,196,066
Hays PLC	1,686,233	1,755,898
Ibstock PLC(a)	3,213,480	3,864,397
Metro Bank Holdings PLC(b)	2,282,344	5,350,138
Michael Page PLC	1,759,867	5,293,837
Pennon Group PLC	1,075,756	6,982,116
Rightmove PLC	82,437	569,902
Sabre Insurance Group PLC(a)	3,013,940	6,983,425
Senior PLC	66,086	263,714
SThree PLC	2,137,521	8,717,955
Tate & Lyle PLC	718,860	5,396,247
Travis Perkins PLC	1,032,482	9,114,538
Wizz Air Holdings PLC(b)	261,786	3,905,454
		60,393,687
TOTAL COMMON STOCKS (Cost $199,963,238)		224,104,319
SHORT-TERM INVESTMENTS
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 3.58%(d)	1,491,334	1,491,334
TOTAL MONEY MARKET FUNDS (Cost $1,491,334)		1,491,334
TOTAL INVESTMENTS - 98.9% (Cost $201,454,572)		$225,595,653
Other Assets in Excess of Liabilities - 1.1%		2,603,948
TOTAL NET ASSETS - 100.0%		$228,199,601

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $37,202,887 or 16.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

5

PZENA INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Brazil - 1.7%
Ambev S.A.	495,500	$1,442,067
Banco do Brasil S.A.	115,900	465,698
Vale S.A.	49,600	749,234
		2,656,999
Canada - 1.8%
Magna International, Inc.	25,582	1,679,687
Magna International, Inc.(b)	16,876	1,106,559
		2,786,246
China - 3.7%
Alibaba Group Holding, Ltd.	93,600	1,363,678
China Merchants Bank Co., Ltd. - Class H	195,000	1,267,502
China Overseas Land & Investment, Ltd.	489,500	782,480
Haier Smart Home Co., Ltd. - Class H	374,800	1,030,904
Tencent Holdings, Ltd.	25,400	1,467,918
		5,912,482
Denmark - 2.0%
Danske Bank A/S	55,398	3,207,436
Finland - 0.3%
Nokia Oyj - ADR	43,245	438,504
France - 12.3%
Accor S.A.	18,111	978,632
Amundi S.A.(a)	23,145	2,537,853
Arkema S.A.	30,419	2,123,521
LVMH Moet Hennessy Louis Vuitton SE	2,209	1,163,104
Michelin SCA	68,252	2,774,729
Publicis Groupe S.A.	28,581	3,351,359
Rexel S.A.	74,062	3,091,795
Sanofi	11,256	1,004,244
Teleperformance SE	30,691	2,484,740
		19,509,977
Germany - 11.8%
BASF SE	51,381	3,161,926
Bayer AG	53,703	3,059,048
Continental AG	11,945	989,543
Daimler Truck Holding AG	76,788	4,173,338
Evonik Industries AG	70,934	1,566,296
Fresenius Medical Care AG & Co. KGaA	43,191	1,979,144
SAP SE	17,067	3,784,429
		18,713,724
Hong Kong - 2.1%
Galaxy Entertainment Group, Ltd.	753,000	3,281,577
Indonesia - 0.2%
PT Bank Mandiri (Persero) Tbk	1,631,200	389,499

	Shares	Value
Ireland - 2.8%
Bank of Ireland Group PLC	143,527	$3,165,056
Medtronic PLC	13,328	1,208,183
		4,373,239
Italy - 1.9%
Enel S.p.A.	134,295	1,469,583
Pirelli & C. SpA(a)	197,934	1,530,050
		2,999,633
Japan - 19.5%
Bridgestone Corp.	52,000	1,349,233
Daikin Industries, Ltd.	27,700	3,668,191
FUJIFILM Holdings Corp.	127,300	2,701,390
Fukuoka Financial Group, Inc.	26,200	1,292,533
Iida Group Holdings Co., Ltd.	15,900	236,385
Komatsu, Ltd.	18,345	854,148
Kubota Corp.	165,129	3,031,241
Minebea Mitsumi, Inc.	79,200	1,675,718
Murata Manufacturing Co., Ltd.	84,400	3,799,189
Olympus Corp.	128,900	1,698,898
Resona Holdings, Inc.	121,200	1,919,474
Sumitomo Mitsui Financial Group, Inc.	24,000	1,047,887
Suntory Beverage & Food, Ltd.	80,400	2,270,828
Takeda Pharmaceutical Co., Ltd.	42,900	1,548,160
TDK Corp.	194,000	3,737,916
		30,831,191
Netherlands - 5.6%
ING Groep N.V.	111,878	3,961,577
Koninklijke Philips N.V.	64,140	1,706,834
Magnum Ice Cream Co. N.V.(b)	82,863	1,701,881
Randstad N.V.	33,838	1,589,080
		8,959,372
Norway - 2.1%
Equinor ASA	77,092	3,295,309
Republic of Korea - 3.7%
Samsung Electronics Co., Ltd.	23,741	4,510,200
Shinhan Financial Group Co., Ltd. - ADR	3,710	293,721
Shinhan Financial Group Co., Ltd.	12,850	1,022,479
		5,826,400
Singapore - 1.8%
Oversea-Chinese Banking Corp., Ltd.	114,400	2,836,825
Switzerland - 6.1%
Julius Baer Group, Ltd.	43,358	4,034,625
Roche Holding AG	4,866	2,123,739
UBS Group AG	62,908	3,445,990
		9,604,354
Thailand - 0.4%
Bangkok Bank PCL - NVDR	117,100	674,490

The accompanying notes are an integral part of these financial statements.

6

PZENA INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - 13.2%
Barclays PLC	191,327	$1,287,551
GSK PLC	106,794	2,682,114
HSBC Holdings PLC	212,342	4,397,549
J Sainsbury PLC	576,174	2,604,459
Reckitt Benckiser Group PLC	55,068	3,829,358
Shell PLC	66,430	3,035,153
Standard Chartered PLC	31,128	918,221
Tesco PLC	104,139	645,286
United Utilities Group PLC	81,617	1,582,552
		20,982,243
United States - 1.4%
Cognizant Technology Solutions Corp. - Class A	33,305	2,150,837
TOTAL COMMON STOCKS (Cost $99,914,160)		149,430,337
PREFERRED STOCKS - 0.9%
Germany - 0.9%
Dr Ing hc F Porsche AG, 2.20%	27,884	1,470,767
TOTAL PREFERRED STOCKS (Cost $1,309,517)		1,470,767
SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Government Obligations Fund - Class X, 3.58%(c)	6,681,961	6,681,961
TOTAL MONEY MARKET FUNDS (Cost $6,681,961)		6,681,961
TOTAL INVESTMENTS - 99.5% (Cost $107,905,638)		$157,583,065
Other Assets in Excess of Liabilities - 0.5%		809,663
TOTAL NET ASSETS - 100.0%		$158,392,728

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $4,067,903 or 2.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

Pzena U.S. Large Cap Value ETF
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 15.8%
Delta Air Lines, Inc.	8,780	$684,840
Dollar General Corp.	20,830	2,640,202
Lear Corp.	20,595	2,574,169
LKQ Corp.	72,215	1,812,596
Magna International, Inc.	28,719	1,883,105
Newell Brands, Inc.	108,699	679,369
PVH Corp.	13,897	1,030,602
		11,304,883
Consumer Staples - 5.8%
CVS Health Corp.	26,353	2,474,810
Tyson Foods, Inc. - Class A	30,854	1,701,290
		4,176,100
Energy - 2.6%
NOV, Inc.	45,560	969,972
Shell PLC - ADR	9,602	878,103
		1,848,075
Financials - 19.1%
Bank of America Corp.	21,538	1,334,064
Citigroup, Inc.	11,927	1,569,832
Corebridge Financial, Inc.	94,735	3,082,677
Globe Life, Inc.	11,126	1,921,126
MetLife, Inc.	23,875	2,272,184
Voya Financial, Inc.	13,525	1,370,353
Wells Fargo & Co.	25,226	2,179,274
		13,729,510
Health Care - 22.7%
Baxter International, Inc.	143,766	3,737,916
Bristol-Myers Squibb Co.	30,508	2,038,240
Fresenius Medical Care AG & Co. KGaA - ADR	88,224	2,006,214
Humana, Inc.	10,180	3,901,281
Pfizer, Inc.	33,480	952,841
Solventum Corp.(a)	16,280	1,482,457
Universal Health Services, Inc. - Class B	12,577	2,142,240
		16,261,189
Industrials - 17.6%
Accenture PLC - Class A	7,418	1,407,640
Capital One Financial Corp.	10,701	2,295,471
Dow, Inc.	15,082	460,303
Genpact, Ltd.	31,658	1,202,371
Global Payments, Inc.	20,998	1,911,868
Oshkosh Corp.	7,663	1,180,945
PPG Industries, Inc.	14,688	1,647,553
Robert Half, Inc.	55,383	2,511,065
		12,617,216

	Shares	Value
Technology - 15.0%
Amdocs, Ltd.	15,031	$947,855
CDW Corp.	14,818	2,246,112
Cognizant Technology Solutions Corp. - Class A	35,312	2,280,449
Skyworks Solutions, Inc.	32,323	2,165,964
SS&C Technologies Holdings, Inc.	23,899	1,982,900
Workday, Inc. - Class A(a)	5,616	1,108,879
		10,732,159
TOTAL COMMON STOCKS (Cost $57,433,819)		70,669,132
TOTAL INVESTMENTS - 98.6% (Cost $57,433,819)		$70,669,132
Other Assets in Excess of Liabilities - 1.4%		1,036,968
TOTAL NET ASSETS - 100.0%		$71,706,100

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

8

Pzena International Value ETF
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Canada - 1.6%
Magna International, Inc.	3,923	$257,231
Denmark - 2.2%
Danske Bank A/S	6,115	354,047
France - 19.6%
Accor S.A.	3,139	169,617
Amundi S.A.(a)	1,787	195,945
Arkema S.A.	4,581	319,795
LVMH Moet Hennessy Louis Vuitton SE	510	268,530
Michelin SCA	11,392	463,132
Publicis Groupe S.A.	4,143	485,801
Rexel S.A.	7,799	325,577
Sanofi	5,124	457,156
Teleperformance SE	5,667	458,800
		3,144,353
Germany - 14.3%
BASF SE	7,877	484,741
Bayer AG	4,989	284,185
Daimler Truck Holding AG	8,007	435,171
Evonik Industries AG	14,801	326,821
Fresenius Medical Care AG & Co. KGaA	6,540	299,683
SAP SE	2,093	464,101
		2,294,702
Hong Kong - 2.1%
Galaxy Entertainment Group, Ltd.	77,319	336,957
Ireland - 6.3%
Accenture PLC - Class A	2,452	465,291
Bank of Ireland Group PLC	16,415	361,983
Medtronic PLC	2,007	181,935
		1,009,209
Italy - 2.0%
Enel SpA	13,950	152,654
Pirelli & C. SpA(a)	21,421	165,587
		318,241
Japan - 14.8%
Bridgestone Corp.	7,052	182,977
Daikin Industries, Ltd.	2,097	277,697
FUJIFILM Holdings Corp.	16,336	346,661
Fukuoka Financial Group, Inc.	2,103	103,748
Komatsu, Ltd.	2,102	97,870
Kubota Corp.	20,725	380,445
Minebea Mitsumi, Inc.	8,441	178,595
Resona Holdings, Inc.	12,631	200,040
Sumitomo Mitsui Financial Group, Inc.	2,096	91,515
Suntory Beverage & Food, Ltd.	12,670	357,853
Takeda Pharmaceutical Co., Ltd.	4,278	154,383
		2,371,784

	Shares	Value
Netherlands - 7.0%
ING Groep N.V.	11,664	$413,020
Koninklijke Philips N.V.	5,483	145,908
Magnum Ice Cream Co. N.V.(b)	15,246	313,130
Randstad N.V.	5,439	255,423
		1,127,481
Norway - 1.7%
Equinor ASA	6,583	281,391
Singapore - 2.3%
Oversea-Chinese Banking Corp., Ltd.	14,624	362,637
Switzerland - 6.0%
Julius Baer Group, Ltd.	4,823	448,798
Roche Holding AG	567	247,464
UBS Group AG	5,013	274,604
		970,866
United Kingdom - 14.5%
Barclays PLC	13,552	91,199
GSK PLC	12,990	326,242
HSBC Holdings PLC	18,536	383,876
J Sainsbury PLC	50,010	226,058
Reckitt Benckiser Group PLC	6,190	430,443
Shell PLC	10,034	458,448
Standard Chartered PLC	3,301	97,374
Tesco PLC	11,738	72,733
United Utilities Group PLC	12,798	248,153
		2,334,526
TOTAL COMMON STOCKS (Cost $13,673,867)		15,163,425
PREFERRED STOCKS - 1.2%
Germany - 1.2%
Dr Ing hc F Porsche AG, 2.20%	3,473	183,187
TOTAL PREFERRED STOCKS (Cost $176,080)		183,187
TOTAL INVESTMENTS - 95.6% (Cost $13,849,947)		$15,346,612
Other Assets in Excess of Liabilities - 4.4%		713,099
TOTAL NET ASSETS - 100.0%		$16,059,711

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $361,532 or 2.3% of the Fund’s net assets.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

9

PZENA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund	Pzena International Small Cap Value Fund	Pzena International Value Fund
ASSETS:
Investments, at value	$97,279,358	$4,458,386,442	$102,430,656	$225,595,653	$157,583,065
Dividends receivable	196,928	19,942,841	235,301	697,910	383,573
Receivable for investments sold	2,105,900	13,818,971	685,227	2,136,144	74,185
Receivable for fund shares sold	3,067	1,822,760	126,479	88,440	1,756
Foreign currency, at value	—	417,857	—	741,258	232,460
Cash	130,980	227,373	150,852	—	—
Dividend tax reclaims receivable	12,888	—	—	310,860	321,160
Prepaid expenses and other assets	21,930	212,504	38,078	33,351	15,682
Total assets	99,751,051	4,494,828,748	103,666,593	229,603,616	158,611,881
LIABILITIES:
Payable for investments purchased	—	3,768,677	—	1,011,277	28,764
Payable to Adviser	59,465	3,745,854	68,215	173,298	76,771
Payable for fund shares redeemed	43,017	2,885,171	42,317	68,079	38,926
Payable for custodian fees	1,030	258,027	1,040	81,900	11,153
Payable for fund administration and accounting fees	14,870	155,784	14,874	22,981	14,759
Payable for distribution and shareholder servicing fees	2,505	79,240	2,634	9,620	2,415
Payable for transfer agent fees and expenses	5,497	25,651	5,719	6,244	5,352
Payable for audit fees	16,162	16,161	16,161	16,162	16,161
Payable for compliance fees	1,910	1,910	1,910	1,910	1,910
Payable for Trustee fees	7,366	5,213	6,720	7,777	7,193
Loans payable	605,000	—	—	—	—
Payable to custodian	—	—	—	—	10,398
Payable for expenses and other liabilities	6,843	20,621	2,050	4,767	5,351
Total liabilities	763,665	10,962,309	161,640	1,404,015	219,153
NET ASSETS	$98,987,386	$4,483,866,439	$103,504,953	$228,199,601	$158,392,728
Net Assets Consist of:
Paid-in capital	$80,074,202	$3,306,874,454	$90,774,951	$169,824,218	$95,384,443
Total distributable earnings	18,913,184	1,176,991,985	12,730,002	58,375,383	63,008,285
Total net assets	$98,987,386	$4,483,866,439	$103,504,953	$228,199,601	$158,392,728
Institutional Class
Net assets	$96,716,819	$4,414,728,058	$99,447,958	$221,084,099	$156,265,149
Shares issued and outstanding (unlimited shares authorized without par value)	7,007,010	249,743,773	6,171,105	14,647,585	9,544,052
Net asset value per share	$13.80	$17.68	$16.12	$15.09	$16.37
Investor Class
Net assets	$2,270,567	$69,138,381	$4,056,995	$7,115,502	$2,127,579
Shares issued and outstanding (unlimited shares authorized without par value)	161,934	3,939,825	255,074	473,731	130,275
Net asset value per share	$14.02	$17.55	$15.91	$15.02	$16.33
Cost:
Investments, at cost	$81,350,745	$3,522,109,191	$90,693,903	$201,454,572	$107,905,638
Foreign currency, at cost	$—	$416,441	$—	$734,567	$231,424

The accompanying notes are an integral part of these financial statements.

10

PZENA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)(Continued)

	Pzena U.S. Large Cap Value ETF	Pzena International Value ETF
ASSETS:
Investments, at value	$70,669,132	$15,346,612
Dividends receivable	155,638	34,024
Foreign currency, at value	—	16,478
Cash	908,906	658,647
Dividend tax reclaims receivable	8,404	13,303
Prepaid expenses and other assets	—	—
Total assets	71,742,080	16,069,064
LIABILITIES:
Payable for investments purchased	—	22
Payable to Adviser	35,980	9,331
Total liabilities	35,980	9,353
NET ASSETS	$71,706,100	$16,059,711
Net Assets Consist of:
Paid-in capital	$56,898,800	$14,298,378
Total distributable earnings	14,807,300	1,761,333
Total net assets	$71,706,100	$16,059,711
Net assets	$71,706,100	$16,059,711
Shares issued and outstanding (unlimited shares authorized without par value)	2,285,903	525,000
Net asset value per share	$31.37	$30.59
Cost:
Investments, at cost	$57,433,819	$13,849,947
Foreign currency, at cost	$—	$16,445

The accompanying notes are an integral part of these financial statements.

11

PZENA FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2026 (Unaudited)

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund	Pzena International Small Cap Value Fund	Pzena International Value Fund
INVESTMENT INCOME:
Dividend income	$1,111,945	$105,679,009	$1,158,460	$8,777,950	$3,871,516
Less: issuance fees	(3,900)	(26,465)	(3,743)	—	(1,350)
Less: dividend withholding taxes	(67,487)	(9,569,911)	(16,576)	(857,348)	(425,388)
Total investment income	1,040,558	96,082,633	1,138,141	7,920,602	3,444,778
EXPENSES:
Investment advisory fee	397,065	21,057,322	455,802	1,018,578	462,924
Custodian fees	3,011	1,047,909	3,138	24,631	20,488
Fund administration and accounting fees	41,853	499,945	41,472	46,537	43,274
Federal and state registration fees	16,235	110,761	16,706	29,787	17,079
Transfer agent fees	13,363	91,818	16,518	15,597	13,185
Distribution expenses - Investor Class	2,728	88,120	4,802	9,213	2,438
Reports to shareholders	4,697	72,736	9,921	5,190	3,562
Shareholder service costs - Investor Class	860	34,503	912	1,683	107
Trustees’ fees	10,152	12,340	10,808	9,734	10,327
Audit fees	10,088	10,089	10,088	10,088	10,089
Compliance fees	5,529	5,530	5,529	5,530	5,529
Legal fees	2,943	2,943	2,527	2,751	2,943
Interest expense	1,161	—	559	—	147
Other expenses and fees	1,763	23,325	3,837	3,956	4,381
Total expenses	511,448	23,057,341	583,036	1,183,275	596,473
Fee waiver from Adviser	(61,163)	(192,810)	(97,620)	(68,029)	(66,905)
Net expenses	450,285	22,864,531	485,416	1,115,246	529,568
Net investment income (loss)	590,273	73,218,102	652,725	6,805,356	2,915,210
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,104,833	161,206,040	2,392,287	25,674,131	8,909,617
Foreign currency transactions	—	(1,278,229)	—	(40,047)	(33,212)
Net realized gain (loss)	4,104,833	159,927,811	2,392,287	25,634,084	8,876,405
Net change in unrealized appreciation (depreciation) on:
Investments	9,280,185	(331,201,795)	7,374,856	(24,788,869)	4,100,560
Deferred foreign capital gains tax	—	5,783,901	—	—	—
Foreign currency translation	(1)	(385,336)	—	6,868	(4,078)
Net change in unrealized appreciation (depreciation)	9,280,184	(325,803,230)	7,374,856	(24,782,001)	4,096,482
Net realized and unrealized gain (loss)	13,385,017	(165,875,419)	9,767,143	852,083	12,972,887
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,975,290	$(92,657,317)	$10,419,868	$7,657,439	$15,888,097

The accompanying notes are an integral part of these financial statements.

12

PZENA FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2026 (Unaudited)(Continued)

	Pzena U.S. Large Cap Value ETF(a)	Pzena International Value ETF(a)
INVESTMENT INCOME:
Dividend income	$681,623	$212,277
Less: issuance fees	(2,135)	(18)
Less: dividend withholding taxes	(13,956)	(24,925)
Total investment income	665,532	187,334
EXPENSES:
Investment advisory fee	153,896	29,474
Total expenses	153,896	29,474
Net expenses	153,896	29,474
Net investment income (loss)	511,636	157,860
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,060,351	114,766
Foreign currency transactions	—	(8,151)
Net realized gain (loss)	1,060,351	106,615
Net change in unrealized appreciation (depreciation) on:
Investments	11,448,597	1,496,665
Foreign currency translation	—	193
Net change in unrealized appreciation (depreciation)	11,448,597	1,496,858
Net realized and unrealized gain (loss)	12,508,948	1,603,473
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,020,584	$1,761,333

(a)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

13

PZENA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Pzena Mid Cap Value Fund		Pzena Emerging Markets Value Fund
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$590,273	$1,638,131	$73,218,102	$85,937,020
Net realized gain (loss)	4,104,833	(1,575,990)	159,927,811	65,823,187
Net change in unrealized appreciation (depreciation)	9,280,184	3,927,576	(325,803,230)	1,162,937,230
Net increase (decrease) in net assets from operations	13,975,290	3,989,717	(92,657,317)	1,314,697,437
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(4,057,099)	—	(146,733,081)
From earnings - Investor Class	—	(80,767)	—	(2,721,898)
Total distributions to shareholders	—	(4,137,866)	—	(149,454,979)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	6,193,985	8,642,367	913,620,826	1,187,039,818
Shares issued from reinvestment of distributions - Institutional Class	—	3,127,918		104,112,416
Shares redeemed - Institutional Class	(19,183,176)	(45,303,685)	(375,269,053)	(561,972,914)
Shares sold - Investor Class	315,741	298,768	16,991,135	33,333,467
Shares issued from reinvestment of distributions - Investor Class	—	61,320		2,687,761
Shares redeemed - Investor Class	(441,179)	(3,795,862)	(21,512,794)	(25,723,018)
Net increase (decrease) in net assets from capital transactions	(13,114,629)	(36,969,174)	533,830,114	739,477,530
Net increase (decrease) in net assets	860,661	(37,117,323)	441,172,797	1,904,719,988
NET ASSETS:
Beginning of the period	98,126,725	135,244,048	4,042,693,642	2,137,973,654
End of the period	$98,987,386	$98,126,725	$4,483,866,439	$4,042,693,642
SHARES TRANSACTIONS
Shares sold - Institutional Class	461,695	735,147	53,614,618	81,280,821
Shares issued from reinvestment of distributions - Institutional Class	—	270,581	—	6,922,368
Shares redeemed - Institutional Class	(1,458,535)	(3,966,315)	(21,892,479)	(38,937,994)
Shares sold - Investor Class	25,462	25,072	987,622	2,253,237
Shares issued from reinvestment of distributions - Investor Class	—	5,210	—	179,543
Shares redeemed - Investor Class	(34,601)	(321,921)	(1,253,924)	(1,758,348)
Total increase (decrease) in shares outstanding	(1,005,979)	(3,252,226)	31,455,837	49,939,627

The accompanying notes are an integral part of these financial statements.

14

PZENA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pzena Small Cap Value Fund		Pzena International Small Cap Value Fund
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$652,725	$694,433	$6,805,356	$3,973,061
Net realized gain (loss)	2,392,287	(2,351,989)	25,634,084	3,688,359
Net change in unrealized appreciation (depreciation)	7,374,856	7,969,523	(24,782,001)	49,046,940
Net increase (decrease) in net assets from operations	10,419,868	6,311,967	7,657,439	56,708,360
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(1,681,193)	—	(5,574,473)
From earnings - Investor Class	—	(72,342)	—	(147,200)
Total distributions to shareholders	—	(1,753,535)	—	(5,721,673)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	15,243,504	57,065,433	19,009,204	123,465,056
Shares issued from reinvestment of distributions - Institutional Class	—	1,647,306	—	5,126,021
Shares redeemed - Institutional Class	(16,832,706)	(28,634,363)	(24,601,715)	(19,485,889)
Shares sold - Investor Class	130,993	402,628	3,024,180	3,270,605
Shares issued from reinvestment of distributions - Investor Class	—	72,342	—	101,676
Shares redeemed - Investor Class	(108,985)	(1,285,697)	(2,597,364)	(1,903,037)
Net increase (decrease) in net assets from capital transactions	(1,567,194)	29,267,649	(5,165,695)	110,574,432
Net increase (decrease) in net assets	8,852,674	33,826,081	2,491,744	161,561,119
NET ASSETS:
Beginning of the period	94,652,279	60,826,198	225,707,857	64,146,738
End of the period	$103,504,953	$94,652,279	$228,199,601	$225,707,857
SHARES TRANSACTIONS
Shares sold - Institutional Class	1,003,641	4,209,076	1,383,093	10,518,470
Shares issued from reinvestment of distributions - Institutional Class	—	123,486	—	386,869
Shares redeemed - Institutional Class	(1,163,766)	(2,305,491)	(1,797,060)	(1,478,062)
Shares sold - Investor Class	9,607	30,184	223,201	258,916
Shares issued from reinvestment of distributions - Investor Class	—	5,485	—	7,697
Shares redeemed - Investor Class	(7,266)	(109,044)	(181,785)	(147,247)
Total increase (decrease) in shares outstanding	(157,784)	1,953,696	(372,551)	9,546,643

The accompanying notes are an integral part of these financial statements.

15

PZENA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pzena International Value Fund		Pzena U.S. Large Cap Value ETF	Pzena International Value ETF
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended August 31, 2026(a) (Unaudited)	Period Ended August 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$2,915,210	$3,402,748	$511,636	$157,860
Net realized gain (loss)	8,876,405	3,817,014	1,060,351	106,615
Net change in unrealized appreciation (depreciation)	4,096,482	34,750,046	11,448,597	1,496,858
Net increase (decrease) in net assets from operations	15,888,097	41,969,808	13,020,584	1,761,333
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(7,059,840)	—	—
From earnings - Investor Class	—	(87,768)	—	—
Total distributions to shareholders	—	(7,147,608)	—	—
CAPITAL TRANSACTIONS:
Shares sold	—	—	33,386,235	16,498,685
Shares issued from merger/reorganization	—	—	30,272,596	(2,200,345)
Shares redeemed	—	—	(4,973,315)	—
ETF transaction fees	—	—	—	38
Shares sold - Institutional Class	13,194,147	5,134,545	—	—
Shares issued from reinvestment of distributions - Institutional Class	—	4,307,368	—	—
Shares redeemed - Institutional Class	(11,151,806)	(2,550,232)	—	—
Shares sold - Investor Class	100,000	139,160	—	—
Shares issued from reinvestment of distributions - Investor Class	—	87,769	—	—
Shares redeemed - Investor Class	(46,411)	(32,107)	—	—
Net increase (decrease) in net assets from capital transactions	2,095,930	7,086,503	58,685,516	14,298,378
Net increase (decrease) in net assets	17,984,027	41,908,703	71,706,100	16,059,711
NET ASSETS:
Beginning of the period	140,408,701	98,499,998	—	—
End of the period	$158,392,728	$140,408,701	$71,706,100	$16,059,711
SHARES TRANSACTIONS
Shares sold	—	—	1,250,000	600,000
Shares issued from merger/reorganization	—	—	1,210,903	—
Shares redeemed	—	—	(175,000)	(75,000)
Shares sold - Institutional Class	856,243	446,822	—	—
Shares issued from reinvestment of distributions - Institutional Class	—	333,904	—	—
Shares redeemed - Institutional Class	(754,861)	(196,967)	—	—
Shares sold - Investor Class	6,770	11,642	—	—
Shares issued from reinvestment of distributions - Investor Class	—	6,809	—	—
Shares redeemed - Investor Class	(3,037)	(2,704)	—	—
Total increase (decrease) in shares outstanding	105,115	599,506	2,285,903	525,000

(a)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

16

Pzena Mid Cap Value Fund
Financial Highlights
Institutional Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$12.00	$11.83	$14.34	$14.07	$15.92	$14.87
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.18	0.19	0.20	0.22	0.17
Net realized and unrealized gain (loss) on investments(b)	1.72	0.51	(0.40)	1.38	—	2.42
Total from investment operations	1.80	0.69	(0.21)	1.58	0.22	2.59
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	(0.20)	(0.19)	(0.22)	(0.29)
Net realized gains	—	(0.49)	(2.10)	(1.12)	(1.85)	(1.25)
Total distributions	—	(0.52)	(2.30)	(1.31)	(2.07)	(1.54)
Net asset value, end of period	$13.80	$12.00	$11.83	$14.34	$14.07	$15.92
Total return(c)	15.00%	5.98%	−1.33%	11.37%	2.37%	17.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$96,717	$96,038	$129,668	$139,381	$128,225	$123,926
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.02%	1.06%	0.97%	0.99%	0.98%	0.97%
After expense waiver/recoupment(d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of interest and borrowing expenses on line of credit to average net assets(d)	0.01%	0.00% (e)	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit(d)	0.89%	0.90%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	1.20%	1.57%	1.35%	1.46%	1.50%	1.04%
Portfolio turnover rate(c)(f)	14%	31%	35%	39%	35%	22%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole.

17

Pzena Mid Cap Value Fund
Financial Highlights
Investor Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$12.21	$12.05	$14.56	$14.28	$16.12	$15.05
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.17	0.15	0.15	0.17	0.12
Net realized and unrealized gain (loss) on investments(b)	1.75	0.48	(0.41)	1.40	(0.01)	2.44
Total from investment operations	1.81	0.65	(0.26)	1.55	0.16	2.56
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.15)	(0.15)	(0.15)	(0.24)
Net realized gains	—	(0.49)	(2.10)	(1.12)	(1.85)	(1.25)
Total distributions	—	(0.49)	(2.25)	(1.27)	(2.00)	(1.49)
Net asset value, end of period	$14.02	$12.21	$12.05	$14.56	$14.28	$16.12
Total return(c)	14.82%	5.59%	−1.69%	10.95%	1.96%	17.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,271	$2,089	$5,576	$7,645	$6,667	$11,934
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.35%	1.40%	1.31%	1.33%	1.32%	1.31%
After expense waiver/recoupment(d)	1.23%	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of interest and borrowing expenses on line of credit to average net assets(d)	0.01%	0.00%(e)	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit(d)	1.22%	1.23%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	0.89%	1.40%	1.01%	1.12%	1.15%	0.70%
Portfolio turnover rate(c)(f)	14%	31%	35%	39%	35%	22%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole.

18

Pzena Emerging Markets Value Fund
Financial Highlights
Institutional Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$18.19	$12.41	$12.12	$11.04	$11.63	$11.87
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.30	0.44	0.44	0.31	0.33	0.24
Net realized and unrealized gain (loss) on investments(b)	(0.81)	6.08	0.72	1.48	(0.70)	(0.15)
Total from investment operations	(0.51)	6.52	1.16	1.79	(0.37)	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.54)	(0.54)	(0.42)	(0.19)	(0.25)
Net realized gains	—	(0.20)	(0.33)	(0.29)	(0.03)	(0.08)
Total distributions	—	(0.74)	(0.87)	(0.71)	(0.22)	(0.33)
Net asset value, end of period	$17.68	$18.19	$12.41	$12.12	$11.04	$11.63
Total return(c)	−2.80%	53.76%	9.92%	16.32%	−3.11%	0.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,414,728	$3,966,593	$2,094,332	$1,579,818	$1,014,109	$537,475
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.09%	1.11%	1.13%	1.15%	1.15%	1.15%
After expense waiver/recoupment(d)	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of interest and borrowing expenses on line of credit to average net assets(d)	0.00%(e)	—%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit(d)	1.08%	1.08%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	3.48%	3.02%	3.41%	2.62%	3.03%	1.99%
Portfolio turnover rate(c)(f)	22%	29%	22%	38%	15%	10%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole.

19

Pzena Emerging Markets Value Fund
Financial Highlights
Investor Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$18.09	$12.36	$12.07	$11.00	$11.59	$11.84
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.27	0.40	0.39	0.27	0.29	0.20
Net realized and unrealized gain (loss) on investments(b)	(0.81)	6.03	0.73	1.47	(0.69)	(0.16)
Total from investment operations	(0.54)	6.43	1.12	1.74	(0.40)	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.50)	(0.50)	(0.38)	(0.16)	(0.21)
Net realized gains	—	(0.20)	(0.33)	(0.29)	(0.03)	(0.08)
Total distributions	—	(0.70)	(0.83)	(0.67)	(0.19)	(0.29)
Net asset value, end of period	$17.55	$18.09	$12.36	$12.07	$11.00	$11.59
Total return(c)	−2.99%	53.19%	9.57%	15.92%	−3.39%	0.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,138	$76,100	$43,642	$42,250	$36,800	$22,332
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.44%	1.46%	1.47%	1.50%	1.50%	1.50%
After expense waiver/recoupment(d)	1.43%	1.43%	1.42%	1.43%	1.43%	1.43%
Ratio of interest and borrowing expenses on line of credit to average net assets(d)	0.00%(e)	—%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit(d)	1.43%	1.43%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	3.13%	2.71%	3.07%	2.27%	2.68%	1.64%
Portfolio turnover rate(c)(f)	22%	29%	22%	38%	15%	10%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole.

20

Pzena Small Cap Value Fund
Financial Highlights
Institutional Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$14.38	$13.14	$14.68	$12.97	$14.28	$13.14
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.16	0.12	0.13	0.10	0.05
Net realized and unrealized gain (loss) on investments(b)	1.64	1.39	(0.64)	1.65	0.65	1.31
Total from investment operations	1.74	1.55	(0.52)	1.78	0.75	1.36
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.23)	(0.02)	(0.12)	(0.12)
Net realized gains	—	(0.30)	(0.79)	(0.05)	(1.94)	(0.10)
Total distributions	—	(0.31)	(1.02)	(0.07)	(2.06)	(0.22)
Net asset value, end of period	$16.12	$14.38	$13.14	$14.68	$12.97	$14.28
Total return(c)	12.10%	11.98%	−3.90%	13.74%	6.50%	10.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$99,448	$91,059	$56,578	$45,642	$91,814	$118,998
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.20%	1.42%	1.39%	1.46%	1.18%	1.17%
After expense waiver/recoupment(d)	1.00%	1.00%	1.00%	1.00%	1.03%	1.10%
Ratio of interest and borrowing expenses on line of credit to average net assets(d)	0.01%	0.01%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit(d)	0.99%	0.99%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	1.37%	1.19%	0.81%	1.06%	0.77%	0.38%
Portfolio turnover rate(c)(e)	17%	41%	30%	25%	28%	10%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole.

21

Pzena Small Cap Value Fund
Financial Highlights
Investor Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$14.22	$13.03	$14.56	$12.90	$14.20	$13.07
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.12	0.07	0.10	0.06	0.01
Net realized and unrealized gain (loss) on investments(b)	1.61	1.37	(0.62)	1.63	0.66	1.31
Total from investment operations	1.69	1.49	(0.55)	1.73	0.72	1.32
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.19)	(0.02)	(0.08)	(0.09)
Net realized gains	—	(0.30)	(0.79)	(0.05)	(1.94)	(0.10)
Total distributions	—	(0.30)	(0.98)	(0.07)	(2.02)	(0.19)
Net asset value, end of period	$15.91	$14.22	$13.03	$14.56	$12.90	$14.20
Total return(c)	11.88%	11.62%	−4.15%	13.38%	6.34%	10.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,057	$3,593	$4,248	$4,204	$4,132	$3,663
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.50%	1.72%	1.70%	1.77%	1.49%	1.48%
After expense waiver/recoupment(d)	1.30%	1.30%	1.31%	1.31%	1.34%	1.41%
Ratio of interest and borrowing expenses on line of credit to average net assets(d)	0.01%	0.01%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit(d)	1.29%	1.29%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	1.07%	0.89%	0.50%	0.75%	0.46%	0.07%
Portfolio turnover rate(c)(e)	17%	41%	30%	25%	28%	10%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole.

22

Pzena International Small Cap Value Fund
Financial Highlights
Institutional Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$14.57	$10.79	$11.02	$10.64	$10.07	$9.49
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.44	0.29	0.31	0.22	0.20	0.08
Net realized and unrealized gain (loss) on investments(b)	0.08	3.87	0.65	0.65	0.83	0.61
Total from investment operations	0.52	4.16	0.96	0.87	1.03	0.69
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.26)	(0.40)	(0.19)	(0.18)	(0.09)
Net realized gains	—	(0.12)	(0.79)	(0.30)	(0.28)	(0.02)
Total distributions	—	(0.38)	(1.19)	(0.49)	(0.46)	(0.11)
Net asset value, end of period	$15.09	$14.57	$10.79	$11.02	$10.64	$10.07
Total return(c)	3.57%	38.90%	8.99%	8.18%	10.73%	7.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$221,084	$219,431	$60,780	$22,759	$16,424	$13,919
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.09%	1.18%	1.85%	2.09%	2.51%	2.88%
After expense waiver/recoupment(d)	1.03%	1.03%	1.16%	1.17%	1.17%	1.17%
Ratio of interest and borrowing expenses on line of credit to average net assets(d)	0.00%(e)	0.00%(e)	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit	1.03%	1.03%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	6.36%	2.25%	2.62%	2.04%	2.15%	0.74%
Portfolio turnover rate(c)(f)	33%	47%	39%	43%	26%	22%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole.

23

Pzena International Small Cap Value Fund
Financial Highlights
Investor Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$14.52	$10.76	$10.99	$10.62	$10.05	$9.48
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.42	0.25	0.27	0.19	0.18	0.05
Net realized and unrealized gain (loss) on investments(b)	0.08	3.86	0.66	0.65	0.83	0.61
Total from investment operations	0.50	4.11	0.93	0.84	1.01	0.66
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.23)	(0.37)	(0.17)	(0.16)	(0.07)
Net realized gains	—	(0.12)	(0.79)	(0.30)	(0.28)	(0.02)
Total distributions	—	(0.35)	(1.16)	(0.47)	(0.44)	(0.09)
Net asset value, end of period	$15.02	$14.52	$10.76	$10.99	$10.62	$10.05
Total return(c)	3.44%	38.52%	8.66%	7.87%	10.51%	6.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,116	$6,277	$3,367	$3,448	$1,589	$1,538
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.39%	1.48%	2.13%	2.38%	2.79%	3.16%
After expense waiver/recoupment(d)	1.33%	1.33%	1.44%	1.46%	1.45%	1.45%
Ratio of interest and borrowing expenses on line of credit to average net assets(d)	0.00%(e)	0.00%(e)	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit	1.33%	1.33%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	6.05%	1.95%	2.34%	1.75%	1.87%	0.46%
Portfolio turnover rate(c)(f)	33%	47%	39%	43%	26%	22%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole.

24

Pzena International Value Fund
Financial Highlights
Institutional Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,				Period Ended February 28, 2022(a)
		2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$14.67	$10.98	$9.83	$9.48	$9.62	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.31	0.37	0.34	0.24	0.23	0.05
Net realized and unrealized gain (loss) on investments(c)	1.39	4.10	1.46	0.31	(0.19)	(0.38)
Total from investment operations	1.70	4.47	1.80	0.55	0.04	(0.33)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.35)	(0.33)	(0.20)	(0.18)	(0.05)
Net realized gains	—	(0.43)	(0.32)	—	0.00(d)	—
Total distributions	—	(0.78)	(0.65)	(0.20)	(0.18)	(0.05)
Net asset value, end of period	$16.37	$14.67	$10.98	$9.83	$9.48	$9.62
Total return(e)	11.59%	41.59%	18.97%	5.75%	0.53%	−3.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$156,265	$138,554	$97,284	$75,143	$42,424	$23,612
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	0.83%	0.91%	0.99%	1.11%	1.48%	2.58%
After expense waiver/recoupment(f)	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of interest and borrowing expenses on line of credit to average net assets(f)	0.00%(g)	0.00%(g)	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit	0.74%	0.74%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	4.10%	2.92%	3.20%	2.45%	2.68%	0.75%
Portfolio turnover rate(e)(h)	26%	29%	21%	16%	19%	4%

(a)	Inception date of the Fund was June 28, 2021.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole.

25

Pzena International Value Fund
Financial Highlights
Investor Class

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,				Period Ended February 28, 2022(a)
		2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$14.66	$10.97	$9.82	$9.48	$9.62	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.29	0.33	0.32	0.21	0.21	0.03
Net realized and unrealized gain (loss) on investments(c)	1.38	4.11	1.45	0.30	(0.19)	(0.37)
Total from investment operations	1.67	4.44	1.77	0.51	0.02	(0.34)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.32)	(0.30)	(0.17)	(0.16)	(0.04)
Net realized gains	—	(0.43)	(0.32)	—	0.00(d)	—
Total distributions	—	(0.75)	(0.62)	(0.17)	(0.16)	(0.04)
Net asset value, end of period	$16.33	$14.66	$10.97	$9.82	$9.48	$9.62
Total return(e)	11.47%	41.23%	18.67%	5.41%	0.33%	−3.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,128	$1,855	$1,216	$1,101	$969	$966
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.10%	1.17%	1.24%	1.36%	1.73%	2.83%
After expense waiver/recoupment(f)	1.00%	1.00%	0.99%	0.99%	0.99%	0.99%
Ratio of interest and borrowing expenses on line of credit to average net assets(f)	0.00%(g)	0.00%(g)	—%	—%	—%	—%
Ratio of expenses to average net assets excluding tax and interest expense(f)	1.00%	1.00%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	3.83%	2.66%	2.95%	2.20%	2.43%	0.50%
Portfolio turnover rate(e)(h)	26%	29%	21%	16%	19%	4%

(a)	Inception date of the Fund was June 28, 2021.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole.

26

Pzena U.S. Large Cap Value ETF
Financial Highlights

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.24
Net realized and unrealized gain (loss) on investments(c)	6.13
Total from investment operations	6.37
Net asset value, end of period	$31.37
Total return(d)	25.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$71,706
Ratio of expenses to average net assets(e)	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.98%
Portfolio turnover rate(d)(f)	25%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

27

Pzena International Value ETF
Financial Highlights

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.45
Net realized and unrealized gain (loss) on investments(c)	5.14
Total from investment operations	5.59
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$30.59
Total return(e)	22.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,060
Ratio of expenses to average net assets(f)	0.70%
Ratio of net investment income (loss) to average net assets(f)	3.72%
Portfolio turnover rate(e)(g)	38%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

28

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Pzena Mid Cap Value Fund (the “Mid Cap Value Fund”), Pzena Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Pzena Small Cap Value Fund (the “Small Cap Value Fund”), Pzena International Small Cap Value Fund (the “International Small Cap Value Fund”), and Pzena International Value Fund (the “International Value Fund”) (collectively, the “Mutual Funds”), and the Pzena U.S. Large Cap Value ETF (the “U.S. Large Cap Value ETF”), and Pzena International Value ETF (the “International Value ETF”) (collectively, the “ETFs,” and together with the Mutual Funds, the “Funds”), are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
The primary investment objective of each Fund is to achieve long-term capital appreciation. Currently, each Mutual Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective distribution and shareholder servicing expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
The Mid Cap Value Fund and Emerging Markets Value Fund commenced operations on March 31, 2014. The Small Cap Value Fund commenced operations on April 27, 2016, the International Small Cap Value Fund commenced operations on July 2, 2018, and the International Value Fund commenced operations on June 28, 2021. The U.S. Large Cap Value ETF and International Value ETF each commenced operations on March 31, 2026.
Shares of the ETFs are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the ETFs may be different from their net asset value (“NAV”). The ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities and/or for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the ETFs. Shares of the ETFs may only be purchased directly from or redeemed directly to the ETFs by certain financial institutions (“Authorized Participants”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase and sell shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.
The ETFs currently offer one class of shares. A transaction fee may be imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation and redemption transaction fees are $300 for the U.S. Large Cap Value ETF and $500 for the International Value ETF.
As part of the organization of the U.S. Large Cap Value ETF, the ETF received an in-kind contribution from accounts managed by the Adviser, which consisted of $30,272,596 of securities that were recorded at current value. However, as the transaction was determined to be a non-taxable transaction by management, the ETF elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of March 31, 2026 was $28,485,880, resulting in net unrealized appreciation on investments of $1,786,716 as of that date. As a result of the in-kind transaction, the ETF issued 1,210,903 shares at a $25.00 per share.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

29

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years, as applicable, are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Security Transactions, Income and Distributions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.
Investment income, expenses other than those specific to a class of shares, and realized and unrealized gains and losses on investments are allocated among the separate classes of each Mutual Fund based upon the relative net assets of each class on the date the income is earned, the expense is incurred, or the gains or losses are realized or incurred.
Each Mutual Fund is charged for expenses that are directly attributable to that Mutual Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not directly attributable to a particular Mutual Fund are typically allocated among the Mutual Funds in proportion to their respective net assets or by other equitable means. Common expenses of the Trust are typically allocated among the funds of the Trust based on their respective net assets or by other equitable means. The ETFs pay the Adviser a unified management fee. Under the investment advisory agreements, the Adviser has agreed to pay all expenses of the ETFs, except for certain specified expenses.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
REITs – The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable

30

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital.
Derivatives – The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended August 31, 2026, the Funds did not enter into derivatives transactions.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as of August 31, 2026, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.
Accounting Pronouncements – An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Management Committee of the Trust’s Adviser acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Adviser, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

31

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis:
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern Time).
Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Participatory Notes – Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees (“Board”) as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Board.
The Board has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Pzena Investment Management, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

32

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2026:
Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$97,278,839	$—	$—	$97,278,839
Short-Term Investments	519	—	—	519
Total Assets	$97,279,358	$—	$—	$97,279,358

Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,205,669,684	$—	$—	$4,205,669,684
Preferred Stocks	155,326,606	—	—	155,326,606
Short-Term Investments	97,390,152	—	—	97,390,152
Total Assets	$4,458,386,442	$—	$—	$4,458,386,442

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$99,753,270	$—	$—	$99,753,270
Short-Term Investments	2,677,386	—	—	2,677,386
Total Assets	$102,430,656	$—	$—	$102,430,656

International Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$224,104,319	$—	$—	$224,104,319
Short-Term Investments	1,491,334	—	—	1,491,334
Total Assets	$225,595,653	$—	$—	$225,595,653

International Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$149,430,337	$—	$—	$149,430,337
Preferred Stocks	1,470,767	—	—	1,470,767
Short-Term Investments	6,681,961	—	—	6,681,961
Total Assets	$157,583,065	$—	$—	$157,583,065

U.S. Large Cap ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$70,669,132	$—	$—	$70,669,132
Total Assets	$70,669,132	$—	$—	$70,669,132

International Value ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$15,163,425	$—	$—	$15,163,425
Preferred Stocks	183,187	—	—	183,187
Total Assets	$15,346,612	$—	$—	$15,346,612

Refer to the Funds’ schedules of investments for a detailed break-out of securities.

33

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to each Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly management fee, based upon the average daily net assets of the Funds at the annual rates of:

Mid Cap Value Fund	0.80%
Emerging Markets Value Fund	1.00%
Small Cap Value Fund	0.95%
International Small Cap Value Fund	0.95%
International Value Fund	0.65%
U.S. Large Cap Value ETF	0.60%
International Value ETF	0.70%

For the six months ended August 31, 2026, the Funds incurred the following in advisory fees:

Advisory Fees
Mid Cap Value Fund	$397,065
Emerging Markets Value Fund	21,057,322
Small Cap Value Fund	455,802
International Small Cap Value Fund	1,018,578
International Value Fund	462,924
U.S. Large Cap Value ETF	153,896
International Value ETF	29,474

The Mutual Funds are responsible for their own operating expenses. The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Mutual Funds to ensure that the net annual operating expenses (excluding acquired fund fees, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Mid Cap Value Fund	0.90%
Emerging Markets Value Fund	1.08%
Small Cap Value Fund	1.00%
International Small Cap Value Fund	1.03%
International Value Fund	0.74%

The U.S. Large Cap Value ETF and International Value ETF pay the Adviser a unified management fee at an annual rate of 0.60% and 0.70%, respectively, of each ETF’s average daily net assets. Under the investment advisory agreements, the Adviser has agreed to pay all expenses of the ETFs, except for the management fee paid to the Adviser, interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and Rule 12b-1 distribution fees and expenses.
Any reduction made by the Adviser in its fees or payment of expenses that are obligations of the Mutual Funds is subject to reimbursement by the Mutual Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Mutual Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Mutual Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may

34

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
not be paid prior to the Mutual Funds’ payment of current ordinary operating expenses. For the six months ended August 31, 2026, the Adviser reduced its fees and reduced other operating expenses in the amount of $61,163 for the Mid Cap Value Fund, $192,810 for the Emerging Markets Value Fund, $97,620 for the Small Cap Value Fund, $68,029 for the International Small Cap Value Fund, and $66,905 for the International Value Fund. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	2/28/2027	2/29/2028	2/28/2029	8/31/2030	Total
Mid Cap Value Fund	$61,426	$102,504	$165,084	$61,163	$390,177
Emerging Markets Value Fund	568,417	944,958	800,761	192,810	2,506,946
Small Cap Value Fund	130,932	221,715	246,183	97,620	696,450
International Small Cap Value Fund	105,011	208,537	268,605	68,029	650,182
International Value Fund	108,012	216,559	199,798	66,905	591,274

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant, and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Mutual Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended August 31, 2026 are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. With respect to the ETFs, Quasar distributes Creation Units on an agency basis and does not maintain a secondary market in ETF shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – 12b-1 DISTRIBUTION FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Mutual Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Mutual Funds’ Investor Class shares. The Plan also authorizes each ETF to pay distribution and service fees at an annual rate of up to 0.25% of its average daily net assets; however, the ETFs did not incur fees under the Plan during the period. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Mutual Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended August 31, 2026, the 12b-1 distribution fees incurred under the Plan by each Mutual Fund’s Investor Class shares are disclosed in the statements of operations.
NOTE 6 – SHAREHOLDER SERVICING FEES
The Mutual Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Mutual Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Investor Class shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of each Mutual Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Mutual Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Mutual Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Mutual Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Mutual Funds, and providing such other

35

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
personal services to shareholders as the Mutual Funds may reasonably request. For the six months ended August 31, 2026, the shareholder servicing fees incurred under the Agreement by each Mutual Fund’s Investor Class shares are disclosed in the statements of operations.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the six months ended August 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Mid Cap Value Fund	$13,577,843	$27,352,621
Emerging Markets Value Fund	1,466,059,557	887,513,691
Small Cap Value Fund	16,263,535	19,711,723
International Small Cap Value Fund	73,325,676	68,073,746
International Value Fund	37,596,441	36,620,205
U.S. Large Cap Value ETF	42,448,052	14,560,463
International Value ETF	17,420,640	3,685,472

There were no purchases or sales of long-term U.S. Government securities.
NOTE 8 – LINE OF CREDIT
The Mutual Funds have a secured line of credit in the amount of $100,000,000 or 10% of the market value or 33% of the fair value of the unencumbered assets of each Mutual Fund. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Mutual Funds’ custodian, U.S. Bank N.A. During the six months ended August 31, 2026, the Emerging Markets Value Fund and International Small Cap Value Fund did not draw upon the line of credit. During the six months ended August 31, 2026, the Mid Cap Value Fund had an average daily outstanding balance of $33,658, a weighted average interest rate of 6.75%, incurred interest expense of $1,161 and had a maximum amount outstanding of $4,044,000. The Small Cap Value Fund had an average daily outstanding balance of $16,196, a weighted average interest rate of 6.75%, incurred interest expense of $559 and had a maximum amount outstanding of $2,180,000. The International Value Fund had an average daily outstanding balance of $4,250, a weighted average interest rate of 6.75%, incurred interest expense of $147 and had a maximum amount outstanding of $782,000. At August 31, 2026, the Mid Cap Value Fund had an outstanding loan amount of $605,000.
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of February 28, 2026, the Mutual Funds’ most recently completed fiscal year-end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
Cost of investments(a)	$93,874,643	$2,838,603,932	$92,889,620	$177,734,640	$93,410,333
Gross unrealized appreciation	22,170,139	1,329,876,195	13,433,668	53,031,630	47,354,009
Gross unrealized depreciation	(17,461,354)	(133,228,668)	(9,648,888)	(4,170,686)	(1,885,552)
Net unrealized appreciation/ (depreciation)(a)	4,708,785	1,196,647,527	3,784,780	48,860,944	45,468,457
Net unrealized depreciation on foreign currency	(7)	489,582	—	11,129	20,228
Undistributed ordinary income	1,638,074	56,613,268	694,418	119,571	206,653
Undistributed long-term capital gains	—	17,002,679	—	1,726,300	1,424,850
Total distributable earnings	1,638,074	73,615,947	694,418	1,845,871	1,631,503

36

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)

	Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
Other accumulated earnings/ (losses)	$(1,408,958)	$(1,103,754)	$(2,169,064)	$—	$—
Total accumulated earnings/ (losses)	$4,937,894	$1,269,649,302	$2,310,134	$50,717,944	$47,120,188

(a)
The difference between the book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to the tax deferral of losses on wash sales adjustments and passive foreign investment companies.

The tax character of distributions paid during the six months ended August 31, 2026 and the year ended February 28, 2026 was as follows:

	Six Months Ended August 31, 2026	Year Ended February 28, 2026
Mid Cap Value Fund
Ordinary income	$—	$207,614
Long-term capital gains	—	3,930,252
Emerging Markets Value Fund
Ordinary income	$—	$116,010,429
Long-term capital gains	—	33,444,550
Small Cap Value Fund
Ordinary income	$—	$47,775
Long-term capital gains	—	1,705,760
International Small Cap Value Fund
Ordinary income	$—	$4,619,368
Long-term capital gains	—	1,102,305
International Value Fund
Ordinary income	$—	$3,204,494
Long-term capital gains	—	3,943,114
Pzena U.S. Large Cap Value ETF
Ordinary income	$—	N/A
Long-term capital gains	—	N/A
Pzena International Value ETF
Ordinary income	$—	N/A
Long-term capital gains	—	N/A

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to all Funds, unless specifically noted.
•
Currency Risk (Emerging Markets Value Fund, Mid Cap Value Fund, Small Cap Value Fund, International Small Cap Value Fund, International Value Fund, and International Value ETF). When the Funds buy or sell securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. If a Fund purchases or sells local currency to execute transactions on foreign

37

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
exchanges, the Fund is exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings. Some countries have, and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit each Fund’s ability to repatriate both investment capital and income, which could undermine the value of a Fund’s portfolio holdings and potentially place a Fund’s assets at risk of total loss. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets. Currency risks may be greater in emerging and frontier market countries than in developed market countries.
•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, and a higher degree of political and economic instability, which can freeze, restrict or suspend transactions in those investments, including cash. The impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls may also expose emerging-markets investments to additional risk. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. Risks associated with investing in emerging markets include limited information about companies in these countries.

•
Equity Securities Risk. Each Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment options, such as bonds and money market instruments. The value of each Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by each Fund, and you could lose money. Each Fund’s shares and the total return on your investment may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market generally, such as adverse changes in the following: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

•
Financial Services Sector Risk (Emerging Markets Value Fund, U.S. Large Cap Value ETF, and International Value ETF). The financial services industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial services industry. Financial services companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which make them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, historically low interest rates, and potentially the failure of some financial institutions, each of which would reduce investment performance of financial services companies held by the Fund. Future outbreaks of infectious disease or other natural disasters or crises could have similar, or even more severe, impacts on the financial services industry.

•
Foreign Securities Risk. Investments in foreign securities (including depositary receipts) are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement,

38

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable, becoming riskier and more volatile.
•
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

•	ETF Risks (U.S. Large Cap Value ETF and International Value ETF). The ETFs are exchange-traded funds and, as a result of an ETF’s structure, are exposed to the following risks:
•
APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders, and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities, and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have lower trading volume and less market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than the NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s Shares and/or during periods of market volatility.

39

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Thus, you may pay more (or less) than NAV intra-day when you buy Shares in the secondary market, and you may receive more (or less) than NAV when you sell those Shares in the secondary market. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the International Value ETF may trade on foreign exchanges that are closed when the ETF’s primary listing exchange is open, the International Value ETF is likely to experience premiums and discounts greater than those of domestic ETFs.
•
Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Cash Transaction Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in-kind securities. Such Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

•
Frontier Markets Risk (Emerging Markets Value Fund, International Small Cap Value Fund, International Value Fund, and International Value ETF). There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Industrials Sector Risk (International Small Cap Value Fund). Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

•
Large-Cap Companies Risk (U.S. Large Cap Value ETF). Larger, more established companies may be unable to respond quickly to new competitive challenges, like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

40

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
•
Limited Partnership and MLP Risk (U.S. Large Cap Value ETF, Mid Cap Value Fund, Small Cap Value Fund, International Small Cap Value Fund, International Value Fund, and International Value ETF). The Funds may invest in limited partnerships and MLPs as a nonprincipal strategy. To the extent that a limited partnership’s or MLP’s interests are all in a particular industry, the limited partnership and/or MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a limited partnership or MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership or MLP than investors in a corporation. For example, investors in limited partnerships and MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, limited partnerships and MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the limited partnership or MLP to its investors. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. Furthermore, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Liquidity Risk. Liquidity risk exists when the market for particular securities or types of securities is or becomes relatively illiquid, so the Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security. Illiquidity may result from political, economic, or issuer-specific events, or overall market disruptions. Securities with reduced liquidity, or that become illiquid, involve greater risk than securities with more liquid markets. Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. To the extent that the Fund and its affiliates hold a significant portion of the issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue, and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

•
Management Risk. The Funds are actively managed investment portfolios and rely on the Adviser’s ability to pursue the Funds’ goals. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The Adviser does not seek to replicate the performance of any index. Notwithstanding its benchmark, each Fund may invest in securities not included in its benchmarks or hold securities in very different proportions than its benchmarks. To the extent a Fund invests in those securities, the Fund’s performance depends on the ability of the Adviser to choose securities that perform better than securities that are included in the benchmark. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

•
Mid Cap Company Risk (Mid Cap Value Fund). Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

•
REIT Risk (Mid Cap Value Fund, Small Cap Value Fund, and U.S. Large Cap Value ETF). Investments in REITs are subject to the same risks as direct investments in real estate and mortgages, including sensitivity to changes in real estate values and property taxes, interest-rate risk, tax and regulatory risk, fluctuations in

41

PZENA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
rent schedules and operating expenses, adverse changes in economic conditions, and deterioration of the real estate market and the financial circumstances of tenants and sellers. REITs may be more volatile and/or less liquid than other types of equity securities, and a Fund will indirectly bear its proportionate share of expenses paid by each REIT in which it invests.
•
REIT and Foreign Real Estate Company Risk (Emerging Markets Value Fund, International Small Cap Value Fund, International Value Fund, and International Value ETF). REITs and foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real estate-related loans. REITs and foreign real estate companies are subject to risks associated with the ownership of real estate and the real estate industry, including fluctuations in property values, defaults by borrowers or tenants, market saturation, changes in economic conditions, changes in interest rates, and increases in property taxes, capital expenditures or operating expenses. Foreign real estate companies may also be subject to laws, rules and regulations governing those entities. Investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses.

•
Sector Emphasis Risk. The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in a Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of a Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.

•
Small Cap Company Risk (Small Cap Value Fund and International Small Cap Value Fund). Investing in securities of small cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

•
Value Style Investing Risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.

42

Pzena Funds
Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within ﬁnancial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Pzena International Value ETF
Pzena U.S. Large Cap Value ETF
Approval of Investment Advisory Agreements (Unaudited)
At a meeting held on March 19-20, 2026, the Board (all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pzena Investment Management, LLC (the “Adviser”) and the Sub-Advisory Agreement between the Trust, the Adviser, and Tidal Investments LLC (the “Sub-Adviser”) (“Sub-Advisory Agreement”; and together with the Advisory Agreement, the “Advisory Agreements”) on behalf of Pzena U.S. Large Cap Value ETF and Pzena International Value ETF (each, a “Fund”, and together, the “Funds”), each a new series of the Trust. At the meeting the Board received and reviewed substantial information regarding the Funds, the Adviser, the Sub-Adviser and the services to be provided by the Adviser and Sub-Adviser to the Funds under the Advisory Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreements:
1.
The nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser under the Advisory agreements. The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services to be provided to the Funds, as well as their specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, liquidity risk management programs, business continuity plans, and risk management processes. The Board concluded that the Adviser and the Sub-Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser and Sub-Adviser. As the Funds were newly created, the Board was unable to review the performance of the Fund. However the Board did consider performance of the Adviser’s similarly managed composite for each Fund.

3.
The costs of the services to be provided by the Adviser and Sub-Adviser and the structure of the Adviser and Sub-Adviser’s fee under the Advisory agreements. In considering the proposed advisory and sub-advisory fees and the total fees and expenses of the Funds, the Board reviewed comparisons to a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). The Board noted each Fund employed a unitary fee structure whereby the Adviser has agreed from the unitary fee to pay all operating expenses of the Funds (except for the management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes (including, without limitation, foreign taxes, withholding taxes, capital gain taxes, and stamp duty taxes) brokerage commissions and other expenses incurred in placing orders for the purchase

43

Pzena Funds
Additional Information(Continued)
and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under the Funds’ Rule 12b-1 plan). The Board also considered that the Adviser pays the sub-advisory fee to the sub-adviser out of its unitary fee.
Pzena U.S. Large Cap Value ETF: The Board noted that the Fund’s unitary management fee was above the Cohort average. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed account clients.
Pzena International Value ETF: The Board noted that the Fund’s unitary management fee was above the Cohort average. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged to the Adviser’s similarly managed account clients depending on the asset level.
4.
Economies of Scale. The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Funds grow. The Board noted that as the Funds were new, there were no additional significant economies of scale being realized by the Adviser at this time.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board discussed the likely overall profitability of the Adviser from managing the Funds. In assessing possible profitability, the Trustees reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser and the Sub-Adviser from advising the Funds. The Trustees concluded that the Adviser’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Adviser and Sub-Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for each Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest for each Fund and its future shareholders.

44

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Principal Executive Officer

Date	11/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Principal Executive Officer

Date	11/6/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	11/6/2026

* Print the name and title of each signing officer under his or her signature